Property, plant and equipment - Carrying Amount (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment fully owned			€ 68,264
Right-of-use assets			35,113
Total property, plant and equipment	€ 154,252	€ 137,512	€ 103,378
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment fully owned	126,726
Right-of-use assets	27,526
Total property, plant and equipment	€ 154,252
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment fully owned		105,718
Right-of-use assets		31,794
Total property, plant and equipment		€ 137,512